Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery

There was no erroneously awarded compensation paid to our executive officers in 2024. The Appointments and Remuneration Committee reviewed the applicability of the compensation clawback policy in light of the restatements of financial statements made in 2024. The Committee ultimately determined that the clawback provisions did not apply to these restatements, as they were not the result of fraud, willful misconduct, or gross negligence on the part of any executive directors. The restatements stemmed from technical accounting adjustments and revised interpretations of applicable accounting standards, rather than material misstatements or financial manipulation.

In addition, the Board of Directors, upon the Appointments and Remunerations Committee’s recommendation, affirmed that no incentive-based compensation was awarded based on inaccurate financial data that required a correction. While our Clawback Policy for the Recovery of Erroneously Awarded Compensation for the Senior Management remains fully enforceable for future circumstances, the Appointments and Remunerations Committee concluded that applying it to the 2024 financial restatements would not be appropriate or legally justifiable.